Business combinations - Consideration Paid in 2020 (Details) - BRL (R$) R$ in Thousands		2 Months Ended	3 Months Ended	4 Months Ended	12 Months Ended
	Nov. 05, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2020	Sep. 01, 2020
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders					R$ 4,803,692
Cash consideration to be paid to the selling shareholders					5,917
Non-controlling interest in acquiree					23,874
Contingent consideration					41,666
Total consideration transferred					6,872,003
Adjustments
Contingent consideration					(10,180)	R$ (2,193)	R$ (1,098)
Subsidiaries
Adjustments
Derivative financial assets and liabilities		R$ 0	R$ 0	R$ 0	9,044	0
MLabs
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders		37,273	37,273	37,273		37,273			R$ 37,371
Cash consideration to be paid to the selling shareholders		15,110	15,110	15,110		15,110			15,110
Non-controlling interest in acquiree		15,496	15,496	15,496	2,465	15,496			13,031
Contingent consideration		0	0	0		0			4,124
Total consideration transferred		67,879	67,879	67,879		67,879			R$ 69,636
Adjustments
Cash consideration paid to the selling shareholders				(98)
Cash consideration to be paid to the selling shareholders				0
Non-controlling interest in the acquiree				2,465
Contingent consideration				(4,124)
Total consideration paid				(1,757)
MLabs | Maximum
Adjustments
Contingent consideration, recognised amount limit		11,741	11,741	11,741		11,741
Questor
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders		46,296	46,296	46,296		46,296		R$ 46,296
Cash consideration to be paid to the selling shareholders		3,031	3,031	3,031		3,031		3,031
Non-controlling interest in acquiree		24,451	24,451	24,451	8,233	24,451		16,218
Call option in the acquiree		(10,901)	(10,901)	(10,901)		(10,901)		(10,891)
Contingent consideration		2,750	2,750	2,750		2,750		3,670
Total consideration transferred		65,627	65,627	65,627		65,627		R$ 58,324
Adjustments
Cash consideration paid to the selling shareholders			0
Cash consideration to be paid to the selling shareholders			0
Non-controlling interest in the acquiree			8,233
Call option in the acquiree			10
Contingent consideration			(920)
Total consideration paid			7,303
Sponte
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders	R$ 56,500	56,500	56,500	56,500		56,500
Cash consideration to be paid to the selling shareholders	6,500	6,500	6,500	6,500		6,500
Non-controlling interest in acquiree	527	2,292	2,292	2,292	1,765	2,292
Contingent consideration	17,026	23,829	23,829	23,829		23,829
Total consideration transferred	80,553	89,121	89,121	89,121		89,121
Adjustments
Cash consideration paid to the selling shareholders		0
Cash consideration to be paid to the selling shareholders		0
Non-controlling interest in the acquiree		1,765
Contingent consideration		6,803
Total consideration paid		8,568
Sponte | Maximum
Adjustments
Contingent consideration, recognised amount limit		31,500	31,500	31,500		31,500
Creditinfo Caribbean
Disclosure of detailed information about business combination [line items]
Cash consideration paid to the selling shareholders	73,281	73,281	73,281	73,281		73,281
Obligation related to the source code acquisition	0	5,015	5,015	5,015		5,015
Non-controlling interest in acquiree	29,587	35,093	35,093	35,093	R$ 5,505	35,093
Call option in the acquiree	0	(13,521)	(13,521)	(13,521)		(13,521)
Total consideration transferred	R$ 102,868	99,868	R$ 99,868	R$ 99,868		R$ 99,868
Adjustments
Cash consideration paid to the selling shareholders		0
Obligation related to the source code acquisition		5,015
Non-controlling interest in the acquiree		5,506
Call option in the acquiree		(13,521)
Total consideration paid		R$ (3,000)
Obligation related to source code acquisition, exercise period	7 years